Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	95 Months Ended
	Nov. 16, 2016	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000168965
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Princeton Premium Fund
Average Annual Return, Percent		(2.32%)	4.60%	4.21%
C000168967
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Princeton Premium Fund
Without Sales Load [Member] | C000168965
Average Annual Return [Line Items]
Average Annual Return, Percent		3.67%	5.84%	5.00%
Without Sales Load [Member] | C000168967
Average Annual Return [Line Items]
Average Annual Return, Percent		4.03%	6.12%	5.27%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		36.35%	15.98%	15.16%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		36.35%	15.98%	15.16%